Summary of Significant Accounting Policies (10-K), Intangible Assets (Details) (Patents and Trademarks [Member])	12 Months Ended
Dec. 31, 2011
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	10 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	17 years